United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/18

Date of Reporting Period: Six months ended 06/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2018
Ticker FCSPX

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Corporate Debt Securities	93.9%
Foreign Government Debt Securities	3.5%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	1.6%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—93.9%
		Basic Industry - Chemicals—0.7%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$90,970
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	96,067
85,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	87,911
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	313,821
		TOTAL	588,769
		Basic Industry - Metals & Mining—2.3%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	234,765
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	40,311
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	153,816
130,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	133,250
250,000		Gold Fields Orogen Holding BVI Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 10/7/2020	249,955
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	280,498
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	230,235
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	287,981
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	160,696
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	105,888
		TOTAL	1,877,395
		Basic Industry - Paper—1.1%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	135,983
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	273,451
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 3/15/2023	146,632
140,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.70%, 3/15/2021	144,688
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	105,107
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	127,344
		TOTAL	933,205
		Capital Goods - Aerospace & Defense—3.0%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	154,687
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	227,639
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	366,480
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	103,060
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	165,849
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	226,152
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	354,756
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	697,633
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.078%, (3-month USLIBOR +1.735%), 2/15/2042	124,100
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,126
		TOTAL	2,471,482
		Capital Goods - Building Materials—0.6%
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	118,512
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	203,874
170,000		Masco Corp., Sr. Unsecd. Note, 4.50%, 5/15/2047	149,255
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,238
		TOTAL	475,879
		Capital Goods - Construction Machinery—0.2%
180,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	167,927
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.7%
$60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	$59,077
275,000	Valmont Industries, Inc., 5.25%, 10/1/2054	255,607
67,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	71,273
240,000	Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	222,083
	TOTAL	608,040
	Capital Goods - Packaging—1.1%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	176,999
65,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	65,705
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	82,732
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	248,394
120,000	WestRock Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	121,548
40,000	WestRock Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	40,408
150,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/15/2028	148,079
	TOTAL	883,865
	Communications - Cable & Satellite—2.3%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	464,972
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	346,029
300,000	Charter Communications Operating LLC, 4.20%, 3/15/2028	281,292
165,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	152,764
300,000	Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	306,369
300,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	279,808
50,000	Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	51,676
	TOTAL	1,882,910
	Communications - Media & Entertainment—4.5%
100,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	127,255
300,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	299,120
200,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	196,117
450,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	447,826
200,000	CBS Corp., 3.70%, 8/15/2024	194,719
200,000	CBS Corp., 4.90%, 8/15/2044	193,295
190,000	CBS Corp., Sr. Unsecd. Note, Series 144A, 3.70%, 6/1/2028	177,140
400,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	379,407
370,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	379,963
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	278,663
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	220,696
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	70,602
305,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	302,961
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	194,444
280,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	275,670
	TOTAL	3,737,878
	Communications - Telecom Wireless—2.6%
100,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	99,411
200,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	207,582
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	274,734
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	397,910
300,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	275,172
330,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	325,278
230,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 5/30/2025	229,145
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$330,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.25%, 5/30/2048	$330,468
	TOTAL	2,139,700
	Communications - Telecom Wirelines—9.1%
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	735,410
1,290,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,173,803
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	393,749
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	267,761
800,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.30%, 8/15/2058	747,158
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	235,605
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	174,006
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	48,186
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	740,633
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	334,184
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	303,321
360,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	329,240
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 3/15/2055	475,807
1,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,600,218
	TOTAL	7,559,081
	Consumer Cyclical - Automotive—2.2%
200,000	Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	173,329
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	198,309
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	278,079
470,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	474,242
200,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	194,321
455,000	General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	418,763
110,000	General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	122,262
	TOTAL	1,859,305
	Consumer Cyclical - Retailers—3.8%
100,000	Advance Auto Parts, Inc., 4.50%, 12/1/2023	102,541
80,000	Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	82,006
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	129,274
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	51,235
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	48,950
390,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	385,305
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.05%, 3/25/2048	892,199
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	528,424
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	310,569
150,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	148,767
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	346,158
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	107,836
	TOTAL	3,133,264
	Consumer Non-Cyclical - Food/Beverage—4.7%
125,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	108,460
290,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	267,001
210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	197,992
140,000	General Mills, Inc., Sr. Unsecd. Note, 4.55%, 4/17/2038	133,934
80,000	General Mills, Inc., Sr. Unsecd. Note, 4.70%, 4/17/2048	76,743
200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	196,028
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	306,600
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$150,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	$148,679
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	244,698
475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	428,338
330,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	286,339
220,000	Maple Escrow Sub. Note, Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	221,377
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	236,728
280,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	267,325
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	133,432
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	289,082
200,000	Tyson Foods, Inc., 3.95%, 8/15/2024	199,785
185,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	175,285
	TOTAL	3,917,826
	Consumer Non-Cyclical - Health Care—1.5%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	117,994
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	49,874
55,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	53,771
300,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	290,822
260,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	252,757
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	40,269
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	231,286
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.10%, 8/15/2047	237,967
	TOTAL	1,274,740
	Consumer Non-Cyclical - Pharmaceuticals—4.0%
400,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	393,730
400,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	429,645
250,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	250,221
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 12/15/2025	201,463
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	97,295
500,000	Celgene Corp., Sr. Unsecd. Note, 3.90%, 2/20/2028	474,960
375,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	368,264
190,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	182,023
270,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	247,776
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	482,907
300,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	215,039
	TOTAL	3,343,323
	Consumer Non-Cyclical - Products—0.5%
400,000	Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	379,992
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.90%, 4/15/2038	363,698
	Consumer Non-Cyclical - Tobacco—1.1%
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.54%, 8/15/2047	187,332
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	329,011
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	366,852
	TOTAL	883,195
	Energy - Independent—2.6%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	385,819
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	193,145
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	585,285
140,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	134,628
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$400,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	$409,628
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	492,421
	TOTAL	2,200,926
	Energy - Integrated—1.2%
245,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	246,969
100,000	Petro-Canada, Bond, 5.35%, 7/15/2033	110,001
550,000	Petroleos Mexicanos, 6.50%, 6/2/2041	518,595
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.50%, 3/13/2027	133,153
	TOTAL	1,008,718
	Energy - Midstream—7.3%
80,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/1/2027	77,113
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	100,230
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	113,005
600,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	609,434
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.30%, 4/15/2047	229,350
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	250,685
250,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	250,541
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.25%, 2/15/2048	186,687
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	499,179
40,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	41,545
400,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/2024	400,615
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	533,250
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	291,212
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.20%, 3/1/2048	290,898
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	377,332
200,000	MPLX LP, Sr. Unsecd. Note, 4.90%, 4/15/2058	178,227
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	488,282
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	273,068
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	191,353
290,000	Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	283,224
400,000	Williams Partners LP, Sr. Unsecd. Note, 4.85%, 3/1/2048	382,245
	TOTAL	6,047,475
	Energy - Oil Field Services—0.7%
35,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	35,438
100,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	98,250
200,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	189,440
150,000	Weatherford International Ltd., 7.00%, 3/15/2038	120,375
165,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	124,162
	TOTAL	567,665
	Energy - Refining—0.4%
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	175,661
190,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	196,846
	TOTAL	372,507
	Financial Institution - Banking—12.4%
210,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	211,312
600,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	573,277
750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	699,528
200,000	Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	195,982
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	790,071
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$180,000	Citigroup, Inc., 4.125%, 7/25/2028	$172,469
250,000	Citigroup, Inc., 5.50%, 9/13/2025	265,741
400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	387,419
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	241,229
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	456,176
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	475,888
350,000	Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	339,677
400,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	387,858
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	728,935
180,000	Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	179,068
150,000	Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	148,541
250,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	251,871
200,000	Comerica, Inc., 3.80%, 7/22/2026	195,226
250,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	248,698
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	193,114
155,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	154,176
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.95%, 3/14/2028	197,596
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	385,520
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	282,866
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	189,738
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	190,229
400,000	Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	394,380
40,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	43,152
450,000	Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	467,057
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	175,802
410,000	Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	408,360
200,000	SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	188,979
150,000	SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	148,248
	TOTAL	10,368,183
	Financial Institution - Broker/Asset Mgr/Exchange—0.8%
190,000	Cantor Fitzgerald LP, Bond, Series 144A, 7.875%, 10/15/2019	198,732
300,000	Stifel Financial Corp., 4.25%, 7/18/2024	299,174
200,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	199,091
	TOTAL	696,997
	Financial Institution - Finance Companies—1.5%
300,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	319,900
500,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	480,276
400,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	387,966
70,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	72,821
	TOTAL	1,260,963
	Financial Institution - Insurance - Life—1.8%
75,000	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	96,187
300,000	American International Group, Inc., 4.50%, 7/16/2044	280,083
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	256,395
100,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	86,713
110,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	138,502
200,000	Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	209,716
100,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	154,250
50,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	67,158
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$250,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	$234,441
	TOTAL	1,523,445
	Financial Institution - Insurance - P&C—1.5%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	525,864
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	126,937
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	150,789
60,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	62,219
310,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	322,321
55,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	55,699
	TOTAL	1,243,829
	Financial Institution - REIT - Apartment—1.1%
160,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	158,769
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	148,068
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	98,661
70,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	72,056
250,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	246,500
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.50%, 1/15/2028	188,880
	TOTAL	912,934
	Financial Institution - REIT - Healthcare—1.0%
400,000	Healthcare Trust of America, 3.70%, 4/15/2023	393,522
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.95%, 1/15/2028	280,417
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	193,438
	TOTAL	867,377
	Financial Institution - REIT - Office—0.4%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	100,370
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	87,010
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2028	96,212
60,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	61,958
	TOTAL	345,550
	Financial Institution - REIT - Other—0.4%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	303,386
	Financial Institution - REIT - Retail—1.0%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	124,479
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	78,841
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	276,252
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	168,315
200,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	180,724
45,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	44,010
	TOTAL	872,621
	Technology—3.7%
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	60,892
840,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	884,429
190,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	183,420
100,000	Equifax, Inc., Sr. Unsecd. Note, Series FXD, 3.60%, 8/15/2021	99,981
310,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	311,647
100,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	98,611
70,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.45%, 12/15/2024	69,361
450,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	455,834
350,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	346,252
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$160,000	Total System Services, Inc., Sr. Unsecd. Note, 4.45%, 6/1/2028	$159,369
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	82,114
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	224,204
75,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	75,686
	TOTAL	3,051,800
	Transportation - Railroads—1.0%
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	207,993
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	127,005
305,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	294,045
200,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 4.70%, 5/1/2048	194,366
	TOTAL	823,409
	Transportation - Services—1.1%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	358,714
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.95%, 3/10/2025	395,839
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.40%, 3/1/2023	197,656
	TOTAL	952,209
	Utility - Electric—6.1%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	130,405
80,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	77,605
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	92,543
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	264,767
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	216,472
300,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	287,920
300,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	295,125
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	385,206
200,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	189,682
100,000	Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	99,517
390,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	355,839
240,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	237,355
600,000	Mississippi Power Co., Sr. Unsecd. Note, 3.95%, 3/30/2028	595,065
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	298,326
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	192,532
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	278,358
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	97,433
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	240,934
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	201,540
200,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	208,155
30,000	Progress Energy, Inc., 7.05%, 3/15/2019	30,866
80,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	82,218
250,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	256,100
	TOTAL	5,113,963
	Utility - Natural Gas—1.5%
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	83,459
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	197,257
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	123,608
90,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	92,794
300,000	Sempra Energy, Sr. Unsecd. Note, 3.40%, 2/1/2028	281,904
200,000	Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	196,051
Semi-Annual Shareholder Report
9

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$250,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	$260,845
	TOTAL	1,235,918
	TOTAL CORPORATE BONDS (IDENTIFIED COST $79,540,720)	78,251,349
	FOREIGN GOVERNMENTS/AGENCIES—3.5%
	Sovereign—3.5%
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	435,150
850,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	867,425
700,000	Mexico, Government of, 3.75%, 1/11/2028	661,850
200,000	Mexico, Government of, 4.75%, 3/8/2044	186,377
206,000	Mexico, Government of, 6.75%, 9/27/2034	241,535
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	289,800
190,000	Peru, Government of, 6.55%, 3/14/2037	237,025
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,907,261)	2,919,162
	REPURCHASE AGREEMENT—1.6%
1,315,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (AT COST)	1,315,000
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $83,762,981)[2]	82,485,511
	OTHER ASSETS AND LIABILITIES - NET—1.0%[3]	804,409
	TOTAL NET ASSETS—100%	$83,289,920
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
4U.S. Treasury Notes 2-Year Long Futures	25	$5,295,703	September 2018	$3,056
4U.S. Treasury Ultra Bond Short Futures	10	$1,595,625	September 2018	$(29,683)
4U.S. Treasury Notes 10-Year Short Futures	60	$7,211,250	September 2018	$(59,753)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(86,380)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
10

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$78,251,349	$—	$78,251,349
Foreign Governments/Agencies	—	2,919,162	—	2,919,162
Repurchase Agreement	—	1,315,000	—	1,315,000
TOTAL SECURITIES	$—	$82,485,511	$—	$82,485,511
Other Financial Instruments[1]
Assets	$3,056	$—	$—	$3,056
Liabilities	(89,436)	—	—	(89,436)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(86,380)	$—	$—	$(86,380)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.10	$10.71	$10.29	$11.05	$10.70	$11.41
Income From Investment Operations:
Net investment income	0.23	0.45	0.46	0.47	0.49	0.50
Net realized and unrealized gain (loss)	(0.59)	0.39	0.42	(0.76)	0.37	(0.62)
TOTAL FROM INVESTMENT OPERATIONS	(0.36)	0.84	0.88	(0.29)	0.86	(0.12)
Less Distributions:
Distributions from net investment income	(0.23)	(0.45)	(0.46)	(0.47)	(0.49)	(0.50)
Distributions from net realized gain	(0.03)	—	—	—	(0.02)	(0.09)
TOTAL DISTRIBUTIONS	(0.26)	(0.45)	(0.46)	(0.47)	(0.51)	(0.59)
Net Asset Value, End of Period	$10.48	$11.10	$10.71	$10.29	$11.05	$10.70
Total Return[1]	(3.32)%	8.01%	8.61%	(2.71)%	8.08%	(1.02)%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	4.27%[3]	4.14%	4.28%	4.39%	4.39%	4.57%
Expense waiver/reimbursement[4]	0.30%[3]	0.29%	0.33%	0.34%	0.37%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$83,290	$85,052	$78,255	$72,610	$67,937	$49,635
Portfolio turnover	10%	22%	25%	26%	11%	31%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value (identified cost $83,762,981)		$82,485,511
Cash		50
Restricted cash (Note 2)		89,875
Income receivable		985,612
Receivable for shares sold		240,497
Receivable for daily variation margin on futures contracts		2,874
TOTAL ASSETS		83,804,419
Liabilities:
Payable for shares redeemed	$200,124
Income distribution payable	291,769
Payable to adviser (Note 5)	1,246
Payable for administrative fees (Note 5)	366
Accrued expenses (Note 5)	20,994
TOTAL LIABILITIES		514,499
Net assets for 7,944,870 shares outstanding		$83,289,920
Net Assets Consist of:
Paid-in capital		$84,324,492
Net unrealized depreciation		(1,363,850)
Accumulated net realized gain		321,605
Undistributed net investment income		7,673
TOTAL NET ASSETS		$83,289,920
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$83,289,920 ÷ 7,944,870 shares outstanding, no par value, unlimited shares authorized		$10.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Interest		$1,802,766
Expenses:
Administrative fee (Note 5)	$33,858
Custodian fees	3,608
Transfer agent fee	4,459
Directors'/Trustees' fees (Note 5)	1,066
Auditing fees	15,090
Legal fees	3,850
Portfolio accounting fees	30,421
Share registration costs	12,677
Printing and postage	8,265
Commitment fee (Note 7)	7,972
Miscellaneous (Note 5)	4,225
TOTAL EXPENSES	125,491
Reimbursement:
Reimbursement of other operating expenses (Notes 5)	$(125,491)
Net expenses		—
Net investment income		1,802,766
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments		93,119
Net realized loss on foreign currency transactions		(7)
Net realized gain on futures contracts		282,800
Net change in unrealized depreciation of investments		(4,903,185)
Net change in unrealized depreciation of futures contracts		(140,686)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions		(4,667,959)
Change in net assets resulting from operations		$(2,865,193)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,802,766	$3,467,163
Net realized gain	375,912	745,916
Net change in unrealized appreciation/depreciation	(5,043,871)	2,172,828
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(2,865,193)	6,385,907
Distributions to Shareholders:
Distributions from net investment income	(1,802,136)	(3,469,545)
Distributions from net realized gain on investments	(211,330)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,013,466)	(3,469,545)
Share Transactions:
Proceeds from sale of shares	11,470,397	16,626,012
Net asset value of shares issued to shareholders in payment of distributions declared	49,347	48,429
Cost of shares redeemed	(8,403,393)	(12,793,855)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,116,351	3,880,586
Change in net assets	(1,762,308)	6,796,948
Net Assets:
Beginning of period	85,052,228	78,255,280
End of period (including undistributed net investment income of $7,673 and $7,043, respectively)	$83,289,920	$85,052,228
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. The detail of the total fund expense reimbursement of $125,491 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $4,283,181 and $9,917,054, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$(86,380)*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$282,800

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(140,686)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2018	Year Ended 12/31/2017
Shares sold	1,064,375	1,519,886
Shares issued to shareholders in payment of distributions declared	4,631	4,407
Shares redeemed	(788,348)	(1,166,331)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	280,658	357,962
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $83,762,981. The net unrealized depreciation of investments for federal tax purposes was $1,363,850. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,099,791 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,463,641. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2018, the Adviser reimbursed $125,491 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund. For the six months ended June 30, 2018, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$10,956,455
Sales	$8,141,365
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$966.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.

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Evaluation and Approval of Advisory Contract–May 2018
Federated Corporate Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other Federated funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
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management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
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The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
26

Federated Corporate Bond Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P100
35282 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018
Ticker FHYSX

Federated High-Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	11.1%
Cable Satellite	8.8%
Technology	8.6%
Independent Energy	6.0%
Midstream	5.7%
Media Entertainment	5.6%
Packaging	5.6%
Pharmaceuticals	4.3%
Gaming	4.2%
Wireless Communications	4.1%
Food & Beverage	2.6%
Insurance—P&C	2.5%
Other[3]	26.6%
Cash Equivalents[4]	3.1%
Other Assets and Liabilities—Net[5]	1.2%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
June 30, 2018 (unaudited)
Principal Amount or Shares		Value
	INVESTMENT COMPANY—99.1%
6,145,370	High Yield Bond Portfolio (IDENTIFIED COST $39,923,526)	$38,101,293
	REPURCHASE AGREEMENT—0.6%
$231,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (IDENTIFIED COST $231,000)	231,000
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $40,154,526)[1]	38,332,293
	OTHER ASSETS AND LIABILITIES - NET—0.3%[2]	132,014
	TOTAL NET ASSETS—100%	$38,464,307
Affiliated fund holdings are investment companies which are managed by the Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2017	6,541,012
Purchases/Additions	520,810
Sales/Reductions	(916,452)
Balance of Shares Held 6/30/2018	6,145,370
Value	$38,101,293
Change in Unrealized Appreciation/Depreciation	$(868,449)
Net Realized Gain/(Loss)	$(288,115)
Dividend Income	$1,159,240
The Fund invests in High Yield Bond Portfolio (HYCORE), a portfolio of Federated Core Trust (“Core Trust”) which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At June 30, 2018, HYCORE represents 99.1% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of HYCORE. To illustrate the security holdings, financial condition, results of operations and changes in net assets of HYCORE, its financial statements are included within this report. The financial statements of HYCORE should be read in conjunction with the Fund's financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.
1	Also represents cost for federal tax purposes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2018, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $38,101,293 is measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$13.29	$13.15	$12.13	$13.35	$13.92	$14.05
Income From Investment Operations:
Net investment income (loss)	0.40	0.80	0.83	0.86	0.93	1.06
Net realized and unrealized gain (loss)	(0.42)	0.16	1.04	(1.06)	(0.44)	0.00[1]
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.96	1.87	(0.20)	0.49	1.06
Less Distributions:
Distributions from net investment income	(0.40)	(0.80)	(0.83)	(0.87)	(0.92)	(1.06)
Distributions from net realized gain	—	(0.02)	(0.02)	(0.15)	(0.14)	(0.13)
TOTAL DISTRIBUTIONS	(0.40)	(0.82)	(0.85)	(1.02)	(1.06)	(1.19)
Net Asset Value, End of Period	$12.87	$13.29	$13.15	$12.13	$13.35	$13.92
Total Return[2]	(0.14)%	7.50%	15.85%	(1.76)%	3.52%	7.83%
Ratios to Average Net Assets:
Net expenses[3]	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	6.18%[4]	6.02%	6.52%	6.57%	6.76%	7.41%
Expense waiver/reimbursement[5]	0.45%[4]	0.41%	0.46%	0.49%	0.61%	0.77%
Supplemental Data:
Net assets, end of period (000 omitted)	$38,464	$41,769	$38,324	$35,258	$29,735	$22,695
Portfolio turnover	9%	15%	20%	25%	24%	20%
1	Represents less than $0.01.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $38,101,293 of investment in an affiliated holding (identified cost $40,154,526)		$38,332,293
Cash		807
Income receivable		27
Income receivable from an affiliated holding		191,858
Receivable for shares sold		160,636
TOTAL ASSETS		38,685,621
Liabilities:
Payable for shares redeemed	$165
Income distribution payable	188,389
Payable to adviser (Note 5)	120
Payable for administrative fees (Note 5)	168
Payable for auditing fees	13,756
Payable for portfolio accounting fees	14,249
Accrued expenses (Note 5)	4,467
TOTAL LIABILITIES		221,314
Net assets for 2,987,537 shares outstanding		$38,464,307
Net Assets Consist of:
Paid-in capital		$40,819,826
Net unrealized depreciation		(1,822,233)
Accumulated net realized loss		(533,570)
Undistributed net investment income		284
TOTAL NET ASSETS		$38,464,307
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$38,464,307 ÷ 2,987,537 shares outstanding, no par value, unlimited shares authorized		$12.87
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Dividends received from an affiliated holding*		$1,159,240
Interest		1,880
TOTAL INCOME		1,161,120
Expenses:
Administrative fee (Note 5)	$15,051
Custodian fees	2,359
Transfer agent fee	3,123
Directors'/Trustees' fees (Note 5)	896
Auditing fees	13,756
Legal fees	3,830
Portfolio accounting fees	21,330
Share registration costs	11,999
Printing and postage	9,120
Miscellaneous (Note 5)	2,692
TOTAL EXPENSES	84,156
Reimbursement of other operating expenses (Notes 2 and 5)	(84,156)
Net expenses		—
Net investment income		1,161,120
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*		(288,115)
Net change in unrealized depreciation of investments in an affiliated holding*		(868,449)
Net realized and unrealized gain (loss) on investments		(1,156,564)
Change in net assets resulting from operations		$4,556
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,161,120	$2,503,599
Net realized loss	(288,115)	(160,827)
Net change in unrealized appreciation/depreciation	(868,449)	620,841
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,556	2,963,613
Distributions to Shareholders:
Distributions from net investment income	(1,161,394)	(2,504,204)
Distributions from net realized gain on investments	—	(74,298)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,161,394)	(2,578,502)
Share Transactions:
Proceeds from sale of shares	5,565,101	11,092,990
Net asset value of shares issued to shareholders in payment of distributions declared	33,834	47,635
Cost of shares redeemed	(7,746,462)	(8,081,287)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,147,527)	3,059,338
Change in net assets	(3,304,365)	3,444,449
Net Assets:
Beginning of period	41,768,672	38,324,223
End of period (including undistributed net investment income of $284 and $558, respectively)	$38,464,307	$41,768,672
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Act as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated High-Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income, by investing primarily in a high yield bond mutual fund and in a portfolio of fixed-income securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $84,156 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2018	Year Ended 12/31/2017
Shares sold	426,245	830,483
Shares issued to shareholders in payment of distributions declared	2,605	3,559
Shares redeemed	(584,638)	(605,966)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(155,788)	228,076
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $40,154,526. The net unrealized depreciation of investments for federal tax purposes was $1,822,233. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $1,822,233.
Under current tax rules, capital losses on securities transactions and foreign currency losses realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of December 31, 2017, for federal income tax purposes, post October losses of $62,975 were deferred to January 1, 2018.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2018, the Adviser reimbursed $84,156 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund. For the six months ended June 30, 2018, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$3,266,382
Sales	$5,871,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$998.60	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses incurred by the Fund. This agreement has no fixed term.

Semi-Annual Shareholder Report

High Yield Bond Portfolio
Financial Statements and Notes to Financial Statements
Federated High-Yield Strategy Portfolio invests primarily in High Yield Bond Portfolio. Therefore the High Yield Bond Portfolio financial statements and notes to financial statements are included on pages 14 through 36.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Portfolio
At June 30, 2018, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	11.2%
Cable Satellite	8.9%
Technology	8.7%
Independent Energy	6.0%
Midstream	5.8%
Packaging	5.7%
Media Entertainment	5.7%
Pharmaceuticals	4.3%
Gaming	4.3%
Wireless Communications	4.1%
Food & Beverage	2.7%
Insurance—P&C	2.5%
Finance Companies	2.5%
Other[2]	24.2%
Investment Company	2.5%
Other Assets and Liabilities—Net[3]	0.9%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 2.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Portfolio
June 30, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.6%
	Aerospace/Defense—1.3%
$3,350,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$3,513,312
1,375,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	1,397,344
2,950,000	TransDigm, Inc., 5.50%, 10/15/2020	2,953,687
8,850,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	8,919,030
3,025,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	3,085,500
1,625,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	1,647,344
950,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	945,250
	TOTAL	22,461,467
	Automotive—2.0%
4,825,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	4,366,625
6,125,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	6,056,094
4,350,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	4,654,500
5,000,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	5,087,500
1,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	1,234,375
1,875,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,750,781
1,000,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	993,500
2,100,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	2,163,000
825,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	793,031
6,350,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	5,992,813
2,416,000	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	2,526,411
	TOTAL	35,618,630
	Banking—0.5%
7,250,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	7,413,125
1,850,000	Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	1,887,000
	TOTAL	9,300,125
	Building Materials—1.7%
900,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	924,750
4,825,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	4,770,719
2,125,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	2,204,687
3,150,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	3,173,625
2,275,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	2,166,938
1,800,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	1,887,750
1,800,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	1,848,960
4,850,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	4,688,980
7,750,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	7,246,250
1,625,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,683,906
	TOTAL	30,596,565
	Cable Satellite—8.9%
2,175,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	2,104,313
5,900,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,195,000
3,175,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	3,196,828
5,475,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	5,529,750
4,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	4,316,500
2,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	2,413,250
1,100,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	1,069,420
5,850,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	5,382,000
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	$1,498,000
400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	403,000
4,950,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	4,844,812
1,925,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,823,938
4,150,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,973,625
5,150,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	5,124,250
2,525,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,522,121
4,675,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,669,156
2,825,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	2,873,590
1,300,000	Charter Communications Holdings II, 5.125%, 2/15/2023	1,289,847
2,300,000	Charter Communications Holdings II, 5.75%, 1/15/2024	2,311,500
2,425,000	DISH DBS Corp., 5.00%, 3/15/2023	2,112,781
4,325,000	DISH DBS Corp., 5.875%, 7/15/2022	4,081,719
5,800,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	4,930,000
3,000,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	2,640,000
2,025,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	2,131,313
6,625,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	5,960,512
5,750,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	5,735,625
1,975,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	2,088,563
4,550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	4,669,437
4,000,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	4,420,000
4,000,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	3,925,000
6,950,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,097,687
3,250,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	3,213,437
1,850,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	1,785,250
8,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	8,052,000
8,075,000	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	8,357,625
7,725,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	7,174,594
4,275,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	4,296,375
1,250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,176,563
2,575,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	2,459,254
6,525,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	6,111,315
2,475,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	2,324,990
2,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	2,474,063
	TOTAL	158,759,003
	Chemicals—2.1%
2,125,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	2,122,344
5,375,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	5,307,812
5,225,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	4,926,130
7,000,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	6,572,300
2,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,080,187
875,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	868,438
525,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	513,844
14,150,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	14,433,000
1,250,000	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	1,270,500
	TOTAL	38,094,555
	Construction Machinery—0.6%
5,575,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	5,191,718
2,875,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	2,907,344
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Construction Machinery—continued
$1,600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	$1,556,000
575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	581,469
	TOTAL	10,236,531
	Consumer Cyclical Services—0.8%
5,275,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	5,406,875
2,200,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	2,112,000
1,775,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	1,894,813
4,250,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	4,133,125
	TOTAL	13,546,813
	Consumer Products—1.7%
700,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	713,125
8,725,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	8,550,500
350,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	321,125
8,100,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	8,130,375
6,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	5,970,000
4,400,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	4,367,000
1,675,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	1,700,125
	TOTAL	29,752,250
	Diversified Manufacturing—1.4%
4,475,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	4,284,812
5,065,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	5,140,975
2,375,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	2,475,937
3,875,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	3,623,125
8,400,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	8,589,000
550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	542,438
	TOTAL	24,656,287
	Environmental—0.5%
5,025,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	5,150,625
775,000	Tervita Escrow Corp., 2nd Lien, Series 144A, 7.625%, 12/1/2021	794,375
2,350,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	2,232,500
	TOTAL	8,177,500
	Finance Companies—2.5%
575,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	575,000
750,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	739,688
8,025,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	7,794,281
700,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	717,500
850,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	843,625
775,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	759,268
3,775,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	3,973,187
1,275,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,265,438
1,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	1,285,605
1,200,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	1,192,512
12,600,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	12,471,354
10,825,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	10,649,418
1,550,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	1,435,377
	TOTAL	43,702,253
	Food & Beverage—2.7%
7,075,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	3,572,875
50,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	48,438
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$4,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	$4,937,312
3,125,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	3,117,187
2,775,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,657,063
5,600,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	5,292,000
2,675,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	2,608,125
5,650,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	5,282,750
1,525,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,492,594
2,325,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	2,188,406
9,250,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	8,949,375
6,875,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	7,029,687
	TOTAL	47,175,812
	Gaming—4.3%
1,025,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,040,375
5,800,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	6,097,250
375,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 8/15/2026	371,719
10,375,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	9,843,281
3,150,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	3,169,687
675,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	686,813
2,075,000	MGM Mirage, Inc., 7.75%, 3/15/2022	2,266,938
3,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	3,360,000
2,300,000	MGM Resorts International, 6.00%, 3/15/2023	2,374,750
1,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,836,750
3,100,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	3,111,625
4,950,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	4,683,937
2,375,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	2,244,375
5,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	6,050,270
4,975,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,937,687
11,150,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	11,261,500
2,385,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	2,396,925
1,675,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	1,695,938
4,650,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	4,382,625
3,300,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	3,110,250
1,500,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	1,404,375
	TOTAL	76,327,070
	Health Care—11.2%
2,750,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	2,784,375
6,100,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	6,283,000
8,475,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	7,924,125
3,125,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	3,193,359
2,100,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	2,082,570
5,575,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	5,631,865
1,925,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,790,250
4,250,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	3,910,000
850,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	854,335
6,350,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	3,270,250
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	1,356,345
1,950,000	DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	1,895,156
5,675,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	5,753,031
1,925,000	HCA, Inc., 4.50%, 2/15/2027	1,816,719
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$3,850,000	HCA, Inc., 4.75%, 5/1/2023	$3,850,000
6,025,000	HCA, Inc., 5.00%, 3/15/2024	6,040,063
775,000	HCA, Inc., 5.25%, 6/15/2026	771,668
2,300,000	HCA, Inc., 5.875%, 5/1/2023	2,392,000
1,925,000	HCA, Inc., 5.875%, 2/15/2026	1,946,656
5,625,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	5,639,063
10,150,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,020,080
2,350,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	2,561,500
925,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	885,688
3,450,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	3,372,375
1,325,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,323,344
1,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	1,183,656
1,200,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	1,203,000
700,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	687,750
11,775,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	12,098,812
4,150,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	4,440,500
18,250,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	17,930,625
5,550,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	5,744,250
10,650,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	10,889,625
5,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	5,653,125
6,275,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	5,984,781
12,725,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	11,007,125
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,043,625
775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	763,375
3,225,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	3,337,875
1,475,000	Tenet Healthcare Corp., 8.125%, 4/1/2022	1,545,063
1,125,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	1,112,344
4,625,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	4,413,984
1,200,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	1,252,500
1,450,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	1,442,750
1,875,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	1,783,031
4,175,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	4,169,781
2,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	2,664,969
6,825,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	7,558,687
4,000,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	3,840,000
	TOTAL	199,099,050
	Health Insurance—0.2%
2,750,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	2,792,983
	Independent Energy—6.0%
2,400,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	2,400,000
625,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	635,938
2,025,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	2,057,906
5,025,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	5,552,625
2,425,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	2,485,625
3,962,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	4,031,335
1,100,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 7/1/2026	1,106,875
450,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	457,875
791,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	796,933
2,950,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	3,141,750
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$2,450,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	$2,327,500
1,908,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	2,009,983
1,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 1/15/2025	1,403,806
3,725,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	3,799,500
6,800,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	6,579,000
925,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	928,469
3,100,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	3,146,500
925,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	899,563
1,850,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	1,810,687
2,475,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	2,394,562
2,200,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	2,147,750
875,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	885,938
1,050,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	1,010,625
1,375,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	1,350,937
1,650,000	Laredo Petroleum, 5.625%, 1/15/2022	1,635,562
1,400,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	1,408,750
923,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	941,192
950,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	967,813
2,875,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	2,907,344
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	999,375
2,500,000	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 5/15/2026	2,503,125
400,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	416,000
1,050,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	1,036,875
1,275,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	1,271,813
2,875,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	2,860,625
2,250,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	2,210,625
1,400,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	1,342,250
800,000	RSP Permian, Inc., Sr. Unsecd. Note, 5.25%, 1/15/2025	859,200
1,675,000	RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	1,764,110
2,900,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	2,733,250
525,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	512,663
2,800,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	2,716,000
1,025,000	SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	1,040,375
1,700,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	1,712,750
4,475,000	SRC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2025	4,491,781
725,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	754,000
4,475,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	4,654,000
875,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	667,188
3,025,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	2,140,187
2,200,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	2,175,250
875,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	878,281
271,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	283,195
1,050,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	1,194,375
3,625,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	3,724,687
1,425,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 1/15/2026	1,471,312
	TOTAL	107,635,635
	Industrial - Other—0.6%
6,725,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	6,472,812
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$3,775,000		KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	$3,614,563
		TOTAL	10,087,375
		Insurance - P&C—2.5%
5,725,000		Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	5,224,063
4,250,000		AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	4,324,375
6,400,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	6,176,000
10,900,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	10,791,000
5,625,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	5,737,500
6,675,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	6,574,875
6,575,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	6,558,562
		TOTAL	45,386,375
		Leisure—0.8%
1,075,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	1,069,625
2,275,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	2,216,305
8,625,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	8,396,093
2,375,000		Voc Escrow Ltd., 1st Lien, Series 144A, 5.00%, 2/15/2028	2,255,561
		TOTAL	13,937,584
		Lodging—0.3%
4,225,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	4,172,188
1,900,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,895,250
		TOTAL	6,067,438
		Media Entertainment—5.7%
3,950,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	3,806,852
3,250,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	3,209,375
4,025,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	3,853,938
6,350,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	4,857,750
950,000		Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	986,813
2,350,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,397,000
3,775,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	3,869,375
3,275,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	3,552,229
5,150,000		Gannett Co., Inc., 6.375%, 10/15/2023	5,310,937
2,250,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	2,154,375
4,675,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	4,458,781
5,225,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	5,355,625
875,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	924,219
3,850,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	3,590,125
4,425,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	4,546,688
2,675,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,584,719
10,725,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	10,565,197
1,900,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	1,814,500
50,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	50,786
2,725,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	2,757,428
3,750,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	3,731,250
975,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	901,875
6,250,000		Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	6,101,562
7,850,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	7,961,862
4,775,000		Urban One, Inc., Series 144A, 7.375%, 4/15/2022	4,643,687
4,675,000		Urban One, Inc., Series 144A, 9.25%, 2/15/2020	4,558,125
625,000		WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	612,500
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$275,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	$274,656
1,450,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	1,440,938
	TOTAL	100,873,167
	Metals & Mining—1.9%
4,375,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	4,238,281
6,350,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	6,016,625
7,175,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	6,547,187
1,175,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	1,216,125
2,700,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	2,841,750
1,600,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	1,618,000
850,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	860,625
4,025,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	4,110,531
2,450,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	2,388,750
3,475,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	3,509,750
450,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	494,438
	TOTAL	33,842,062
	Midstream—5.8%
525,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	511,219
1,425,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	1,408,969
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,289,250
7,600,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,448,000
4,100,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	4,151,250
575,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	566,375
4,125,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	4,021,875
1,525,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	1,517,375
3,800,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	3,966,250
2,875,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	3,144,531
7,350,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series 144A, 5.25%, 10/1/2025	7,187,932
6,400,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	6,576,000
2,725,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	2,391,188
3,200,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	2,952,000
4,450,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	4,049,500
6,900,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	7,003,500
5,425,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	5,269,031
6,200,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	6,045,000
1,275,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	1,229,578
4,075,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	3,830,500
8,250,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	8,146,875
3,075,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	2,936,625
350,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	336,875
1,400,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	1,330,000
1,775,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	1,677,961
1,275,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	1,278,188
2,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	2,587,687
875,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	866,250
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	4,327,625
1,600,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	1,614,000
325,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	333,531
186,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	192,904
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,650,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	$1,765,500
625,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	634,375
	TOTAL	102,587,719
	Oil Field Services—1.5%
650,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	661,375
256,445	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	263,177
2,675,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	2,828,812
2,025,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	2,084,738
2,225,000	Sesi LLC, 7.125%, 12/15/2021	2,266,719
5,150,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	5,310,937
3,600,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	3,640,500
3,625,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	3,765,469
2,575,000	Weatherford International Ltd., 7.00%, 3/15/2038	2,066,438
3,350,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	3,331,876
1,425,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	1,147,125
	TOTAL	27,367,166
	Packaging—5.7%
5,825,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	5,854,125
1,525,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,544,063
3,150,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	3,075,187
10,375,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	10,828,906
9,325,000	Berry Plastics Corp., 5.50%, 5/15/2022	9,419,649
4,900,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	4,789,750
11,950,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	11,681,125
2,775,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	2,643,188
11,750,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	11,368,125
2,800,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	2,796,080
7,800,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	8,014,500
1,000,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	933,750
3,400,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	3,327,750
2,250,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	2,317,500
9,036,930	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	9,082,114
3,275,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	3,350,734
1,675,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,842,500
2,800,000	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,870,000
1,000,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	1,030,000
4,550,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	4,447,625
	TOTAL	101,216,671
	Paper—0.4%
1,400,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	1,316,000
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	5,809,219
	TOTAL	7,125,219
	Pharmaceuticals—4.3%
2,375,000	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,405,162
4,975,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	4,116,812
7,350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	5,769,750
16,050,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	16,013,085
3,125,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	2,632,812
5,775,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	4,648,875
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$7,550,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	$6,330,675
1,750,000		Valeant Pharmaceuticals International, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	1,731,188
625,000		Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	617,188
2,100,000		Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	2,136,750
875,000		Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	908,906
2,225,000		Valeant Pharmaceuticals International, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	2,335,560
2,975,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	2,781,625
12,050,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	11,146,250
1,500,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	1,536,240
1,825,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2027	1,856,938
2,775,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	2,889,469
7,750,000		Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	7,309,219
		TOTAL	77,166,504
		Refining—0.4%
7,775,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	7,969,375
		Restaurants—1.0%
11,475,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	10,915,020
525,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	497,437
925,000		Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	915,750
2,400,000		Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	2,375,280
3,900,000		Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	3,851,250
		TOTAL	18,554,737
		Retailers—1.5%
6,125,000		Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	4,142,338
4,950,000		Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	4,993,807
6,350,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	6,413,500
575,000		PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	380,938
4,825,000		Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	4,898,581
5,750,000		Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	5,333,125
		TOTAL	26,162,289
		Supermarkets—0.5%
5,900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	5,251,000
4,250,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	4,026,875
275,000	[3]	Albertsons Cos., Inc., Sec. Fac. Bond, Series 144A, 6.085%, (3-month USLIBOR +3.750%), 1/15/2024	276,375
		TOTAL	9,554,250
		Technology—8.7%
9,050,000		BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,264,937
950,000		CDK Global, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2026	972,563
550,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	543,125
4,675,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	4,791,875
5,125,000		CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	5,259,531
7,725,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	8,191,119
5,125,000		Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	5,406,234
950,000		First Data Corp., Series 144A, 5.375%, 8/15/2023	961,163
17,075,000		First Data Corp., Series 144A, 5.75%, 1/15/2024	17,127,932
1,850,000		First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	1,931,548
2,325,000		Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	2,319,188
8,625,000		Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	8,689,687
9,525,000		Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	9,584,531
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$11,300,000	Infor US, Inc., 6.50%, 5/15/2022	$11,398,875
6,275,000	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	6,370,506
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	7,638,280
3,850,000	MSCI, Inc., Series 144A, 5.75%, 8/15/2025	3,984,750
2,075,000	NCR Corp., 6.375%, 12/15/2023	2,155,406
1,500,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,492,500
2,800,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	2,786,000
1,800,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	1,833,750
3,567,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	3,575,918
5,350,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	5,256,429
6,650,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	6,329,138
1,625,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	1,649,375
1,025,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,067,281
1,300,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,358,500
5,825,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	6,498,545
1,300,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	1,262,299
3,950,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	3,861,125
10,275,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	9,889,687
825,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	790,325
450,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	431,303
	TOTAL	154,673,425
	Transportation Services—0.3%
3,675,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	3,619,875
675,000	HDTFS, Inc., 6.25%, 10/15/2022	604,125
825,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	794,063
1,100,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	870,375
	TOTAL	5,888,438
	Utility - Electric—2.2%
8,250,000	Calpine Corp., 5.75%, 1/15/2025	7,564,219
500,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	511,875
900,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	851,625
2,025,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	2,009,813
6,675,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	6,967,031
3,850,000	NRG Energy, Inc., 6.25%, 5/1/2024	3,965,500
6,075,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	6,272,437
2,225,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	2,380,750
950,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	935,750
425,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	411,188
4,650,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	4,423,312
2,675,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	2,858,906
	TOTAL	39,152,406
	Wireless Communications—4.1%
1,900,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	1,845,375
7,875,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	7,274,531
1,125,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	1,133,438
2,075,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	2,023,125
12,725,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	12,488,951
4,650,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	4,475,625
8,875,000	Sprint Corp., 7.125%, 6/15/2024	8,982,299
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$7,375,000	Sprint Corp., 7.875%, 9/15/2023	$7,665,391
6,950,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	7,141,125
1,600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,634,000
1,850,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	1,838,437
850,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	794,750
3,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	3,904,062
1,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,121,250
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,682,688
3,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	3,614,000
3,975,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	4,146,163
1,900,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,961,180
	TOTAL	73,726,390
	TOTAL CORPORATE BONDS (IDENTIFIED COST $1,747,421,728)	1,719,271,119
	INVESTMENT COMPANY—2.5%
44,077,259	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4] (IDENTIFIED COST $44,083,352)	44,081,667
	TOTAL INVESTMENT IN SECURITIES—99.1% (IDENTIFIED COST $1,791,505,080)[5]	1,763,352,786
	OTHER ASSETS AND LIABILITIES - NET—0.9%[6]	16,214,123
	TOTAL NET ASSETS—100%	$1,779,566,909
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 12/31/2017	64,459,132
Purchases/Additions	244,566,291
Sales/Reductions	(264,948,164)
Balance of Shares Held 6/30/2018	44,077,259
Value	$44,081,667
Change in Unrealized Appreciation/Depreciation	$16,324
Net Realized Gain/(Loss)	$(4,548)
Dividend Income	$442,605
1	Issuer in default.
2	Non-income-producing security.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $1,792,008,780.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$1,719,271,119	$—	$1,719,271,119
Investment Company	44,081,667	—	—	44,081,667
TOTAL SECURITIES	$44,081,667	$1,719,271,119	$—	$1,763,352,786
The following acronyms are used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$6.40	$6.32	$5.82	$6.34	$6.62	$6.68
Income From Investment Operations:
Net investment income (loss)	0.19	0.39	0.40	0.41	0.43[1]	0.47[1]
Net realized and unrealized gain (loss)	(0.20)	0.08	0.50	(0.51)	(0.19)	0.04
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	0.47	0.90	(0.10)	0.24	0.51
Less Distributions:
Distributions from net investment income	(0.19)	(0.39)	(0.40)	(0.41)	(0.45)	(0.50)
Distributions from net realized gain	—	—	—	(0.01)	(0.07)	(0.07)
TOTAL DISTRIBUTIONS	(0.19)	(0.39)	(0.40)	(0.42)	(0.52)	(0.57)
Net Asset Value, End of Period	$6.20	$6.40	$6.32	$5.82	$6.34	$6.62
Total Return[2]	(0.09)%	7.55%	15.90%	(1.81)%	3.53%	7.80%
Ratios to Average Net Assets:
Net expenses	0.03%[3]	0.02%	0.02%	0.02%	0.01%	0.00%[4]
Net investment income	6.11%[3]	6.05%	6.47%	6.37%	6.50%	7.08%
Expense waiver/reimbursement[5]	—%	0.00%[6]	0.00%[6]	—%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,779,567	$2,036,543	$2,121,645	$2,379,520	$2,691,244	$2,425,364
Portfolio turnover	7%	28%	25%	33%	29%	30%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The Adviser reimbursed all operating expenses incurred by the Fund.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Portfolio
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $44,081,667 of investment in an affiliated holding (identified cost $1,791,505,080)		$1,763,352,786
Income receivable		29,136,414
Income receivable from an affiliated holding		89,526
Receivable for investments sold		3,232,531
Receivable for shares sold		558,000
TOTAL ASSETS		1,796,369,257
Liabilities:
Payable for investments purchased	$7,470,385
Bank overdraft	777,483
Income distribution payable	8,459,792
Payable for Directors'/Trustees' fees (Note 5)	248
Accrued expenses (Note 5)	94,440
TOTAL LIABILITIES		16,802,348
Net assets for 287,029,911 shares outstanding		$1,779,566,909
Net Assets Consist of:
Paid-in capital		$1,869,614,856
Net unrealized depreciation		(28,152,294)
Accumulated net realized loss		(62,240,260)
Undistributed net investment income		344,607
TOTAL NET ASSETS		$1,779,566,909
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,779,566,909 ÷ 287,029,911 shares outstanding, no par value, unlimited shares authorized		$6.20
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Portfolio
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Interest		$56,740,418
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)		442,605
TOTAL INCOME		57,183,023
Expenses:
Custodian fees	$33,415
Transfer agent fee	72,499
Directors'/Trustees' fees (Note 5)	8,992
Auditing fees	17,862
Legal fees	3,836
Portfolio accounting fees	94,817
Share registration costs	62
Printing and postage	8,074
Insurance fees	3,405
Miscellaneous (Note 5)	11,660
TOTAL EXPENSES	254,622
Net investment income		56,928,401
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(4,548) on sales of investments in an affiliated holding)		4,913,968
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $16,324 on investments in an affiliated holding)		(63,042,341)
Net realized and unrealized gain (loss) on investments		(58,128,373)
Change in net assets resulting from operations		$(1,199,972)
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Portfolio
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$56,928,401	$125,046,758
Net realized gain	4,913,968	11,007,861
Net change in unrealized appreciation/depreciation	(63,042,341)	16,258,666
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,199,972)	152,313,285
Distributions to Shareholders:
Distributions from net investment income	(57,876,454)	(125,022,877)
Share Transactions:
Proceeds from sale of shares	45,588,250	115,889,630
Net asset value of shares issued to shareholders in payment of distributions declared	4,908,973	11,548,537
Cost of shares redeemed	(248,397,000)	(239,830,304)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(197,899,777)	(112,392,137)
Change in net assets	(256,976,203)	(85,101,729)
Net Assets:
Beginning of period	2,036,543,112	2,121,644,841
End of period (including undistributed net investment income of $344,607 and $1,292,660, respectively)	$1,779,566,909	$2,036,543,112
See Notes which are an integral part of the Financial Statements
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Portfolio
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund's portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2018	Year Ended 12/31/2017
Shares sold	7,258,694	18,074,556
Shares issued to shareholders in payment of distributions declared	782,925	1,793,772
Shares redeemed	(39,325,457)	(37,408,198)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(31,283,838)	(17,539,870)
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $1,792,008,780. The net unrealized depreciation of investments for federal tax purposes was $28,655,994. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $25,525,974 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54,181,968.
At December 31, 2017, the Fund had a capital loss carryforward of $67,019,552 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$67,019,552	$67,019,552
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,864,641 and $596,922, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$135,044,974
Sales	$307,858,869
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual	$1,000.00	$999.10	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.70	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
High Yield Bond Portfolio
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated High-Yield Strategy Portfolio (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investments accounts, and may also be offered to other Federated funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
Semi-Annual Shareholder Report

management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Semi-Annual Shareholder Report

The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High-Yield Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P209
40940 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
June 30, 2018
Ticker FMBPX

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets[2]
U.S. Government Agency Mortgage-Backed Securities	84.3%
Asset-Backed Securities	4.7%
U.S. Treasuries	2.5%
Non-Agency Mortgage-Backed Securities	2.2%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.9%
Cash Equivalents[3]	5.0%
Other Assets and Liabilities—Net[4]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
June 30, 2018 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.3%
9,898,172	Federated Mortgage Core Portfolio (IDENTIFIED COST $97,107,778)	$94,725,504
	REPURCHASE AGREEMENT—0.3%
$ 328,000	Interest in $1,480,000,000 joint repurchase agreement 2.12%, dated 6/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,480,261,467 on 7/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $1,509,866,696. (IDENTIFIED COST $328,000)	328,000
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $97,435,778)[1]	95,053,504
	OTHER ASSETS AND LIABILITIES - NET—0.4%[2]	348,605
	TOTAL NET ASSETS—100%	$95,402,109
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2017	8,443,514
Purchases/Additions	1,745,237
Sales/Reductions	(290,579)
Balance of Shares Held 6/30/2018	9,898,172
Value	$94,725,504
Change in Unrealized Appreciation/Depreciation	$(1,884,637)
Net Realized Gain/(Loss)	$(115,081)
Dividend Income	$1,329,454
The Fund invests in the Federated Mortgage Core Portfolio (“Mortgage Core”), a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated Investors, Inc. (“Federated”) receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of Mortgage Core in which the Fund invested 99.3% of its net assets at June 30, 2018. The financial statements of Mortgage Core should be read in conjunction with the Fund's financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.
1	Also represents cost for federal tax purposes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of June 30, 2018, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $94,725,504 is measured at fair value using the net asset value (NAV) per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
See Notes which are an integral part of the Financial Statements
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2

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.90	$9.91	$9.95	$10.07	$9.81	$10.31
Income From Investment Operations:
Net investment income	0.14	0.28	0.27	0.29	0.31	0.29
Net realized and unrealized gain (loss)	(0.23)	(0.01)	(0.04)	(0.12)	0.26	(0.50)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.27	0.23	0.17	0.57	(0.21)
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.27)	(0.29)	(0.31)	(0.29)
Net Asset Value, End of Period	$9.67	$9.90	$9.91	$9.95	$10.07	$9.81
Total Return[1]	(0.88)%	2.75%	2.30%	1.67%	5.85%	(2.09)%
Ratios to Average Net Assets:
Net expenses[2]	0.00%[3]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.97%[3]	2.82%	2.67%	2.86%	3.07%	2.86%
Expense waiver/reimbursement[4]	0.26%[3]	0.26%	0.26%	0.27%	0.33%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$95,402	$82,970	$83,685	$78,397	$68,304	$51,429
Portfolio turnover	3%	18%	9%	20%	16%	37%
1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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3

Statement of Assets and Liabilities
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $94,725,504 of investment in an affiliated holding (identified cost $97,435,778)		$95,053,504
Cash		996
Income receivable		39
Income receivable from an affiliated holding		245,667
Receivable for shares sold		374,673
TOTAL ASSETS		95,674,879
Liabilities:
Payable for shares redeemed	$1,469
Income distribution payable	238,732
Payable to adviser (Note 5)	1,479
Payable for administrative fees (Note 5)	417
Payable for auditing fees	13,756
Payable for portfolio accounting fees	14,249
Accrued expenses (Note 5)	2,668
TOTAL LIABILITIES		272,770
Net assets for 9,863,284 shares outstanding		$95,402,109
Net Assets Consist of:
Paid-in capital		$99,565,236
Net unrealized depreciation		(2,382,274)
Accumulated net realized loss		(1,782,609)
Undistributed net investment income		1,756
TOTAL NET ASSETS		$95,402,109
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$95,402,109 ÷ 9,863,284 shares outstanding, no par value, unlimited shares authorized		$9.67
See Notes which are an integral part of the Financial Statements
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4

Statement of Operations
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Dividends received from an affiliated holding*		$1,329,454
Interest		2,302
TOTAL INCOME		1,331,756
Expenses:
Administrative fee (Note 5)	$35,937
Custodian fees	3,402
Transfer agent fee	4,098
Directors'/Trustees' fees (Note 5)	1,071
Auditing fees	13,756
Legal fees	3,850
Portfolio accounting fees	21,329
Share registration costs	13,106
Printing and postage	8,210
Commitment fee	5,340
Miscellaneous (Note 5)	5,848
TOTAL EXPENSES	115,947
Reimbursement of other operating expenses (Note 5)	(115,947)
Net expenses		—
Net investment income		1,331,756
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments in an affiliated holding*		(115,081)
Net change in unrealized depreciation of investments in an affiliated fund holding*		(1,884,637)
Net realized and unrealized loss on investments		(1,999,718)
Change in net assets resulting from operations		$(667,962)
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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5

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,331,756	$2,454,306
Net realized loss on investments	(115,081)	(325,667)
Net change in unrealized appreciation/depreciation of investments	(1,884,637)	245,200
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(667,962)	2,373,839
Distributions to Shareholders:
Distributions from net investment income	(1,331,651)	(2,454,228)
Share Transactions:
Proceeds from sale of shares	20,568,894	20,068,381
Net asset value of shares issued to shareholders in payment of distributions declared	35,865	38,594
Cost of shares redeemed	(6,172,912)	(20,742,138)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,431,847	(635,163)
Change in net assets	12,432,234	(715,552)
Net Assets:
Beginning of period	82,969,875	83,685,427
End of period (including undistributed net investment income of $1,756 and $1,651, respectively)	$95,402,109	$82,969,875
See Notes which are an integral part of the Financial Statements
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6

Notes to Financial Statements
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Act, as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return by investing primarily in a mortgage-backed securities mutual fund and individual mortgage-backed securities, including collateralized mortgage obligations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
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7

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $115,947 is disclosed in Note 5.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2018	Year Ended 12/31/2017
Shares sold	2,119,498	2,020,856
Shares issued to shareholders in payment of distributions declared	3,700	3,886
Shares redeemed	(637,008)	(2,088,738)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,486,190	(63,996)
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $97,435,778. The net unrealized depreciation of investments for federal tax purposes was $2,382,274. This consists entirely of net unrealized depreciation from investments for those securities having an excess of cost over value of $2,382,274.
At December 31, 2017, the Fund had a capital loss carryforward of $314,789 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
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8

The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$314,789	$314,789
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired fund fees and expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended June 30, 2018, the Adviser reimbursed $115,947 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
For the six months ended June 30, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund. For the six months ended June 30, 2018, the Fund's Adviser reimbursed the Fund for any fee paid to FAS.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$16,763,787
Sales	$2,785,000
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9

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual	$1,000.00	$991.20	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.80	$0.00
1	Expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The Adviser has contractually agreed to reimburse all expenses, excluding extraordinary expenses, incurred by the Fund. This agreement has no fixed term.

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Federated Mortgage Core Portfolio
Financial Statements and Notes to Financial Statements
Federated Mortgage Strategy Portfolio invests primarily in Federated Mortgage Core Portfolio. Therefore the Federated Mortgage Core Portfolio financial statements and notes to financial statements are included on pages 13 through 33.
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Portfolio of Investments Summary Table (unaudited)– Federated Mortgage Core Portfolio
At June 30, 2018, the Fund's portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	84.8%
Asset-Backed Securities	4.7%
U.S. Treasuries	2.5%
Non-Agency Mortgage-Backed Securities	2.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.9%
Cash Equivalents[2]	4.8%
Other Assets and Liabilities—Net[3]	(1.0)%
TOTAL	100.0%
1	See the Fund's Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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Portfolio of Investments–Federated Mortgage Core Portfolio
June 30, 2018 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—4.7%
	Auto Receivables—4.3%
$12,960,000	AmeriCredit Automobile Receivables Trust 2015-2, Class D, 3.000%, 6/8/2021	$12,957,965
15,500,000	AmeriCredit Automobile Receivables Trust 2015-3, Class D, 3.340%, 8/8/2021	15,554,169
13,322,000	Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	13,355,333
7,400,000	Capital Auto Receivables Asset Trust 2015-3, Class D, 3.340%, 3/22/2021	7,414,049
19,940,000	Santander Drive Auto Receivables Trust 2015-1, Class D, 3.240%, 4/15/2021	19,996,349
18,140,000	Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	18,175,739
14,580,000	Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	14,683,978
	TOTAL	102,137,582
	Other—0.3%
4,080,154	Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	4,074,531
3,863,532	Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	3,853,923
	TOTAL	7,928,454
	Student Loans—0.1%
1,609,527	Social Professional Loan Program LLC 2014-A, Class A2, 3.020%, 10/25/2027	1,603,004
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $111,513,840)	111,669,040
	COMMERCIAL MORTGAGE-BACKED SECURITIES—1.9%
	Agency Commercial Mortgage-Backed Securities—1.9%
21,448,137	FHLMC REMIC K060 A1, 2.958%, 7/25/2026	21,243,104
24,000,000	FNMA REMIC 2015-M4 AV2, 2.509%, 7/25/2022	23,603,107
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $46,115,400)	44,846,211
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.3%
	Non-Agency Mortgage-Backed Securities—2.3%
978,146	Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	934,636
558,602	Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	416,716
3,515,540	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	3,469,124
459,711	Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 4.071%, 8/25/2035	448,150
1,333,022	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	1,317,045
8,706,241	Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	8,040,184
8,568,883	Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	7,907,571
16,738,669	Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	15,448,401
3,419,624	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	3,466,577
12,680,948	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	12,514,157
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $57,084,140)	53,962,561
	MORTGAGE-BACKED SECURITIES—84.8%
	Federal Home Loan Mortgage Corporation—30.2%
16,673,348	2.500%, 11/1/2032	16,210,118
9,641,073	2.500%, 11/1/2032	9,373,218
3,689,271	3.000%, 4/1/2031	3,676,005
6,438,914	3.000%, 3/1/2032	6,407,713
5,603,268	3.000%, 3/1/2032	5,577,867
5,141,682	3.000%, 6/1/2032	5,115,160
7,423,216	3.000%, 6/1/2032	7,387,246
20,300,727	3.000%, 11/1/2032	20,170,636
10,116,654	3.000%, 12/1/2032	10,051,825
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$3,410,936	3.000%, 12/1/2032	$3,392,276
18,737,914	3.000%, 2/1/2033	18,641,260
1,732,543	3.000%, 6/1/2045	1,684,581
1,333,390	3.000%, 5/1/2046	1,295,436
22,751,951	3.000%, 8/1/2046	22,051,009
11,759,085	3.000%, 10/1/2046	11,415,184
2,226,523	3.000%, 11/1/2046	2,156,537
4,329,047	3.000%, 11/1/2046	4,192,972
40,296,469	3.000%, 12/1/2046	39,029,830
52,660,991	3.000%, 1/1/2047	51,005,698
24,281,455	3.000%, 2/1/2047	23,518,216
19,323,430	3.000%, 5/1/2047	18,758,306
944,000	3.500%, 6/1/2026	958,258
446,462	3.500%, 6/1/2026	453,205
281,021	3.500%, 7/1/2026	285,266
6,647,392	3.500%, 4/1/2042	6,670,284
5,185,210	3.500%, 7/1/2042	5,203,067
10,548,822	3.500%, 8/1/2042	10,585,150
7,121,101	3.500%, 4/1/2045	7,110,019
15,304,085	3.500%, 6/1/2046	15,275,486
58,540,697	3.500%, 10/1/2046	58,413,008
19,273,941	3.500%, 11/1/2047	19,237,924
84,524,938	3.500%, 11/1/2047	84,155,673
20,333,764	3.500%, 12/1/2047	20,295,766
8,774,812	3.500%, 1/1/2048	8,755,672
21,748,816	3.500%, 1/1/2048	21,728,564
13,530,713	3.500%, 2/1/2048	13,501,200
8,459,988	3.500%, 2/1/2048	8,452,110
56,191	4.000%, 2/1/2020	57,647
372,939	4.000%, 5/1/2024	382,604
2,262,900	4.000%, 8/1/2025	2,321,607
3,493,926	4.000%, 5/1/2026	3,589,935
248,957	4.000%, 5/1/2026	255,798
2,403,030	4.000%, 12/1/2040	2,472,650
16,023,068	4.000%, 12/1/2041	16,477,265
2,050,089	4.000%, 1/1/2042	2,108,202
27,768,684	4.000%, 6/1/2047	28,516,778
16,204,792	4.000%, 12/1/2047	16,609,703
32,524,295	4.000%, 4/1/2048	33,173,093
90,323	4.500%, 6/1/2019	90,824
42,724	4.500%, 3/1/2021	43,357
542,521	4.500%, 9/1/2021	551,347
281,032	4.500%, 7/1/2024	289,527
307,886	4.500%, 8/1/2024	317,291
673,367	4.500%, 9/1/2024	694,336
853,594	4.500%, 9/1/2024	880,437
397,796	4.500%, 6/1/2025	409,573
1,481,957	4.500%, 11/1/2039	1,557,931
4,224,922	4.500%, 5/1/2040	4,441,515
Semi-Annual Shareholder Report
15

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$412,065	4.500%, 6/1/2040	$433,190
818,015	4.500%, 7/1/2040	859,951
1,308,394	4.500%, 8/1/2040	1,375,061
2,654,916	4.500%, 8/1/2040	2,790,192
7,742,153	4.500%, 9/1/2040	8,136,640
445,255	4.500%, 7/1/2041	471,699
1,869,023	4.500%, 7/1/2041	1,962,503
783,144	4.500%, 7/1/2041	822,313
15,726	5.000%, 7/1/2019	15,855
199,275	5.000%, 7/1/2020	202,045
33,099	5.000%, 10/1/2021	33,980
109,164	5.000%, 11/1/2021	112,197
118,972	5.000%, 12/1/2021	122,344
197,593	5.000%, 6/1/2023	204,686
313,101	5.000%, 7/1/2023	324,913
142,329	5.000%, 7/1/2023	147,561
152,492	5.000%, 7/1/2025	157,830
2,184,235	5.000%, 1/1/2034	2,326,886
686,624	5.000%, 5/1/2034	731,668
2,802	5.000%, 11/1/2035	2,958
946,301	5.000%, 4/1/2036	1,009,683
186,753	5.000%, 4/1/2036	199,346
11,217	5.000%, 4/1/2036	11,962
839	5.000%, 4/1/2036	896
87,579	5.000%, 5/1/2036	93,561
272,973	5.000%, 6/1/2036	290,896
149,841	5.000%, 6/1/2036	159,884
886,414	5.000%, 12/1/2037	946,939
138,944	5.000%, 2/1/2038	148,569
144,112	5.000%, 5/1/2038	154,095
71,007	5.000%, 6/1/2038	75,926
149,442	5.000%, 9/1/2038	159,794
439,885	5.000%, 9/1/2038	470,357
132,051	5.000%, 2/1/2039	141,198
53,784	5.000%, 3/1/2039	57,509
148,210	5.000%, 6/1/2039	158,477
4,501,446	5.000%, 10/1/2039	4,812,564
360,329	5.000%, 2/1/2040	385,233
1,879,924	5.000%, 4/1/2040	2,009,562
834,800	5.000%, 8/1/2040	892,106
38,688	5.500%, 3/1/2021	39,729
271,807	5.500%, 4/1/2021	278,901
16,832	5.500%, 1/1/2022	17,394
186,289	5.500%, 1/1/2022	192,713
64,514	5.500%, 1/1/2022	66,671
243,786	5.500%, 2/1/2022	251,926
1,706,098	5.500%, 5/1/2034	1,852,161
44,119	5.500%, 3/1/2036	48,048
150,436	5.500%, 3/1/2036	163,676
Semi-Annual Shareholder Report
16

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$117,263	5.500%, 3/1/2036	$127,689
126,312	5.500%, 3/1/2036	137,244
327,064	5.500%, 6/1/2036	355,830
166,568	5.500%, 6/1/2036	181,319
120,959	5.500%, 6/1/2036	131,448
415,424	5.500%, 9/1/2037	452,292
110,448	5.500%, 9/1/2037	120,301
167,170	5.500%, 12/1/2037	182,082
30,996	5.500%, 3/1/2038	33,761
532,821	5.500%, 5/1/2038	580,352
700,606	5.500%, 9/1/2038	763,104
218,784	5.500%, 9/1/2039	238,163
404,221	5.500%, 5/1/2040	440,279
13,273	6.000%, 7/1/2029	14,680
49,881	6.000%, 2/1/2032	55,263
73,738	6.000%, 5/1/2036	81,912
97,456	6.000%, 8/1/2037	108,462
371,313	6.000%, 9/1/2037	412,763
21,954	6.500%, 3/1/2022	23,968
11,816	6.500%, 6/1/2029	13,121
18,025	6.500%, 6/1/2029	20,019
5,870	6.500%, 7/1/2029	6,453
331,628	6.500%, 11/1/2036	374,433
789,721	6.500%, 10/1/2037	893,967
4,395	6.500%, 4/1/2038	4,972
3,077	6.500%, 4/1/2038	3,483
525	7.000%, 10/1/2020	543
9,707	7.000%, 4/1/2032	10,655
265,635	7.000%, 4/1/2032	303,461
58,060	7.000%, 9/1/2037	66,406
25,272	7.500%, 8/1/2029	28,823
31,837	7.500%, 10/1/2029	36,175
16,165	7.500%, 11/1/2029	18,411
19,384	7.500%, 4/1/2031	21,556
16,685	7.500%, 5/1/2031	19,067
4,509	8.000%, 3/1/2030	5,211
38,941	8.000%, 1/1/2031	45,403
62,726	8.000%, 2/1/2031	72,390
60,600	8.000%, 3/1/2031	70,630
805	8.500%, 9/1/2025	895
2,845	8.500%, 9/1/2025	3,182
	TOTAL	720,217,581
	Federal National Mortgage Association—50.1%
11,739,408	2.500%, 9/1/2031	11,445,357
17,096,742	2.500%, 1/1/2032	16,644,456
28,446,463	2.500%, 2/1/2032	27,693,926
14,502,457	2.500%, 7/1/2032	14,118,802
4,077,252	3.000%, 2/1/2032	4,064,980
10,241,819	3.000%, 9/1/2032	10,194,991
Semi-Annual Shareholder Report
17

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$24,224,719	3.000%, 11/1/2032	$24,098,816
11,532,508	3.000%, 12/1/2032	11,476,174
17,783,644	3.000%, 12/1/2032	17,691,217
17,347,012	3.000%, 1/1/2033	17,273,118
7,081,821	3.000%, 8/1/2043	6,906,799
5,329,389	3.000%, 9/1/2043	5,197,678
16,702,809	3.000%, 8/1/2046	16,227,377
6,092,554	3.000%, 9/1/2046	5,921,038
10,071,688	3.000%, 10/1/2046	9,767,695
5,399,307	3.000%, 11/1/2046	5,233,809
6,625,645	3.000%, 11/1/2046	6,428,769
7,551,614	3.000%, 12/1/2046	7,320,144
13,265,301	3.000%, 12/1/2046	12,858,696
3,320,732	3.000%, 1/1/2047	3,218,946
79,591,016	3.000%, 1/1/2047	77,151,416
1,721,628	3.000%, 2/1/2047	1,673,699
20,606,143	3.000%, 3/1/2047	20,019,606
12,274,932	3.000%, 4/1/2047	11,898,684
19,324,645	3.000%, 12/1/2047	18,780,624
14,197,303	3.000%, 12/1/2047	13,793,188
418,049	3.500%, 11/1/2025	424,691
686,762	3.500%, 11/1/2025	697,669
656,713	3.500%, 12/1/2025	667,337
785,259	3.500%, 1/1/2026	797,882
246,335	3.500%, 1/1/2026	250,294
20,706,839	3.500%, 4/1/2032	21,011,515
7,969,785	3.500%, 12/1/2032	8,087,051
16,364,483	3.500%, 1/1/2033	16,615,495
3,307,957	3.500%, 12/1/2040	3,327,490
10,578,581	3.500%, 5/1/2042	10,649,308
16,775,440	3.500%, 8/1/2042	16,843,040
8,855,497	3.500%, 9/1/2042	8,888,414
7,328,032	3.500%, 9/1/2042	7,360,997
6,081,967	3.500%, 12/1/2042	6,106,476
47,273,940	3.500%, 4/1/2043	47,530,916
6,336,058	3.500%, 5/1/2043	6,355,650
3,349,202	3.500%, 6/1/2043	3,360,605
5,002,217	3.500%, 7/1/2044	5,018,467
8,481,625	3.500%, 7/1/2044	8,509,177
30,435,312	3.500%, 11/1/2045	30,420,045
12,914,926	3.500%, 6/1/2046	12,878,180
13,578,666	3.500%, 7/1/2046	13,576,098
15,399,408	3.500%, 9/1/2046	15,396,495
9,278,047	3.500%, 11/1/2046	9,251,648
15,924,461	3.500%, 11/1/2047	15,899,057
19,931,302	3.500%, 12/1/2047	19,899,506
29,323,201	3.500%, 12/1/2047	29,276,422
17,002,470	3.500%, 1/1/2048	16,932,840
5,138,165	3.500%, 1/1/2048	5,117,123
Semi-Annual Shareholder Report
18

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$19,895,036	3.500%, 4/1/2048	$19,807,343
618,827	4.000%, 12/1/2025	635,454
637,445	4.000%, 7/1/2026	654,962
3,518,676	4.000%, 2/1/2041	3,621,442
9,479,260	4.000%, 12/1/2041	9,756,110
9,725,751	4.000%, 2/1/2042	10,052,351
3,761,341	4.000%, 3/1/2042	3,868,843
7,259,686	4.000%, 4/1/2042	7,468,309
10,413,946	4.000%, 7/1/2042	10,711,586
12,842,102	4.000%, 5/1/2043	13,195,095
10,406,466	4.000%, 1/1/2044	10,686,006
15,638,395	4.000%, 5/1/2044	16,073,137
11,882,499	4.000%, 5/1/2044	12,212,829
4,273,235	4.000%, 9/1/2045	4,368,661
12,236,433	4.000%, 10/1/2045	12,580,426
2,951,129	4.000%, 3/1/2046	3,017,953
8,650,948	4.000%, 5/1/2046	8,840,076
4,676,984	4.000%, 7/1/2046	4,802,618
8,008,741	4.000%, 11/1/2046	8,221,371
15,556,249	4.000%, 8/1/2047	15,870,820
18,528,772	4.000%, 9/1/2047	18,961,065
15,833,549	4.000%, 10/1/2047	16,153,727
19,745,857	4.000%, 11/1/2047	20,257,763
19,640,769	4.000%, 12/1/2047	20,149,950
26,335,232	4.000%, 2/1/2048	27,042,654
15,959,868	4.000%, 2/1/2048	16,282,601
76,995	4.500%, 12/1/2019	77,411
256,581	4.500%, 2/1/2039	269,935
1,469,082	4.500%, 5/1/2040	1,545,084
4,973,859	4.500%, 10/1/2040	5,229,624
475,548	4.500%, 11/1/2040	500,001
7,150,159	4.500%, 3/1/2041	7,515,599
5,393,967	4.500%, 4/1/2041	5,669,650
2,814,744	4.500%, 6/1/2041	2,956,845
5,980,161	4.500%, 9/1/2041	6,282,066
1,450,292	4.500%, 12/1/2041	1,523,282
2,922,077	4.500%, 12/1/2041	3,069,139
3,747,959	4.500%, 1/1/2042	3,934,830
8,516,320	4.500%, 6/1/2044	8,927,632
19,014,548	4.500%, 9/1/2047	19,825,935
28,335,360	4.500%, 11/1/2047	29,555,552
28,528,751	4.500%, 2/1/2048	29,734,984
25,000,000	4.500%, 7/1/2048	26,045,312
907,775	5.000%, 5/1/2023	940,762
161,231	5.000%, 8/1/2023	167,017
627,811	5.000%, 11/1/2023	652,396
2,900,547	5.000%, 2/1/2036	3,100,325
1,759,591	5.000%, 1/1/2040	1,880,131
1,738,911	5.000%, 7/1/2040	1,862,900
Semi-Annual Shareholder Report
19

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$563,535	5.000%, 7/1/2041	$603,364
1,701,212	5.000%, 10/1/2041	1,821,449
71,598	5.500%, 1/1/2032	77,608
37,240	5.500%, 1/1/2032	40,385
618,488	5.500%, 9/1/2034	673,951
1,821,937	5.500%, 12/1/2034	1,986,348
65,785	5.500%, 4/1/2035	71,430
417,446	5.500%, 8/1/2035	454,614
704,405	5.500%, 11/1/2035	766,754
465,503	5.500%, 1/1/2036	506,929
157,929	5.500%, 3/1/2036	171,947
993,568	5.500%, 4/1/2036	1,081,912
664,952	5.500%, 4/1/2036	723,672
461,996	5.500%, 5/1/2036	502,284
213,482	5.500%, 9/1/2036	232,498
664,796	5.500%, 8/1/2037	722,937
249,397	5.500%, 7/1/2038	271,946
896,734	5.500%, 4/1/2041	976,972
18,324	6.000%, 1/1/2029	19,944
2,885	6.000%, 1/1/2029	3,011
23,383	6.000%, 2/1/2029	25,463
9,027	6.000%, 2/1/2029	9,837
5,333	6.000%, 4/1/2029	5,850
21,820	6.000%, 5/1/2029	23,888
14,099	6.000%, 5/1/2029	15,375
868,177	6.000%, 7/1/2034	960,576
486,422	6.000%, 11/1/2034	537,703
79,440	6.000%, 7/1/2036	88,027
225,360	6.000%, 7/1/2036	249,932
286,756	6.000%, 10/1/2037	317,130
269,614	6.000%, 6/1/2038	297,915
1,276,930	6.000%, 7/1/2038	1,408,457
84,175	6.000%, 9/1/2038	93,140
74,911	6.000%, 10/1/2038	82,618
534,158	6.000%, 2/1/2039	589,977
1,509	6.500%, 4/1/2019	1,524
39,351	6.500%, 9/1/2028	43,037
5,630	6.500%, 8/1/2029	6,208
6,535	6.500%, 6/1/2031	7,240
24,926	6.500%, 6/1/2031	27,723
5,647	6.500%, 6/1/2031	6,247
6,221	6.500%, 6/1/2031	6,891
36,310	6.500%, 12/1/2031	40,592
7,597	6.500%, 1/1/2032	8,496
62,578	6.500%, 3/1/2032	69,965
246,724	6.500%, 4/1/2032	274,660
93,105	6.500%, 5/1/2032	104,102
58,409	6.500%, 11/1/2035	64,917
385,576	6.500%, 7/1/2036	434,539
Semi-Annual Shareholder Report
20

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$12,126	6.500%, 8/1/2036	$13,685
14,907	6.500%, 9/1/2036	16,856
139,131	6.500%, 12/1/2036	156,562
121,634	6.500%, 9/1/2037	137,695
6,656	6.500%, 12/1/2037	7,537
141,139	6.500%, 10/1/2038	159,066
1,547	7.000%, 7/1/2023	1,655
33,180	7.000%, 2/1/2024	35,395
1,386	7.000%, 5/1/2024	1,499
2,723	7.000%, 7/1/2024	2,964
1,483	7.000%, 7/1/2025	1,628
20,920	7.000%, 9/1/2031	23,764
6,579	7.000%, 9/1/2031	7,535
139,840	7.000%, 11/1/2031	159,593
12,589	7.000%, 12/1/2031	14,222
187,374	7.000%, 1/1/2032	212,672
31,194	7.000%, 2/1/2032	35,550
55,072	7.000%, 3/1/2032	62,706
294,477	7.000%, 3/1/2032	331,692
39,002	7.000%, 4/1/2032	44,299
131,009	7.000%, 4/1/2032	149,768
6,115	7.000%, 4/1/2032	6,988
31,227	7.000%, 6/1/2032	35,676
394,191	7.000%, 6/1/2037	448,197
1,085	7.500%, 1/1/2030	1,238
15,392	7.500%, 9/1/2030	17,552
19,065	7.500%, 5/1/2031	21,880
5,584	7.500%, 6/1/2031	6,380
60,940	7.500%, 8/1/2031	69,881
50,252	7.500%, 1/1/2032	56,701
5,350	7.500%, 6/1/2033	6,067
432	8.000%, 7/1/2023	462
5,715	8.000%, 10/1/2026	6,484
3,264	8.000%, 11/1/2029	3,777
750	9.000%, 6/1/2025	846
	TOTAL	1,194,579,913
	Government National Mortgage Association—4.5%
6,358,558	3.500%, 12/15/2040	6,390,207
2,177,639	3.500%, 8/15/2043	2,196,985
1,815,102	3.500%, 8/15/2043	1,831,227
25,436,153	3.500%, 5/20/2046	25,610,449
2,290,543	4.000%, 9/15/2040	2,369,609
5,222,658	4.000%, 10/15/2040	5,402,936
2,428,649	4.000%, 1/15/2041	2,510,964
3,410,021	4.000%, 10/15/2041	3,524,440
6,731,923	4.000%, 12/20/2046	6,902,055
10,507,739	4.000%, 5/20/2047	10,789,713
14,169,114	4.000%, 8/20/2047	14,536,057
552,721	4.500%, 1/15/2039	582,882
Semi-Annual Shareholder Report
21

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$478,836	4.500%, 6/15/2039	$504,656
1,839,521	4.500%, 10/15/2039	1,938,711
581,067	4.500%, 1/15/2040	612,399
356,122	4.500%, 6/15/2040	375,325
589,351	4.500%, 9/15/2040	622,235
625,841	4.500%, 2/15/2041	659,392
1,666,562	4.500%, 3/15/2041	1,756,426
174,484	4.500%, 5/15/2041	184,033
5,818,429	4.500%, 6/20/2041	6,125,054
868,489	4.500%, 9/15/2041	916,022
1,314,061	4.500%, 9/20/2041	1,383,310
875,492	4.500%, 10/15/2043	920,125
461,196	4.500%, 11/15/2043	484,708
748,227	5.000%, 1/15/2039	802,780
720,623	5.000%, 5/15/2039	772,713
1,072,951	5.000%, 8/20/2039	1,145,767
2,295,899	5.000%, 6/15/2040	2,451,711
1,529,299	5.000%, 7/15/2040	1,633,085
300,826	5.500%, 12/15/2038	328,931
225,253	5.500%, 12/20/2038	244,635
402,614	5.500%, 1/15/2039	439,993
477,810	5.500%, 2/15/2039	522,171
10,263	6.000%, 10/15/2028	11,160
13,346	6.000%, 3/15/2029	14,506
12,248	6.000%, 6/15/2029	13,396
178,630	6.000%, 2/15/2036	198,558
208,232	6.000%, 4/15/2036	231,720
244,325	6.000%, 6/15/2037	271,151
21,593	6.500%, 10/15/2028	24,035
8,599	6.500%, 10/15/2028	9,358
11,190	6.500%, 11/15/2028	12,355
21,229	6.500%, 12/15/2028	23,412
7,966	6.500%, 2/15/2029	8,849
16,215	6.500%, 3/15/2029	18,012
31,114	6.500%, 9/15/2031	35,197
67,465	6.500%, 2/15/2032	76,143
21,387	7.000%, 11/15/2027	23,897
16,712	7.000%, 12/15/2027	18,772
15,037	7.000%, 6/15/2028	16,530
24,561	7.000%, 11/15/2028	27,405
9,823	7.000%, 1/15/2029	11,089
8,978	7.000%, 5/15/2029	10,193
4,134	7.000%, 10/15/2029	4,688
26,039	7.000%, 5/15/2030	29,578
17,342	7.000%, 11/15/2030	19,813
20,813	7.000%, 12/15/2030	23,479
33,389	7.000%, 6/15/2031	37,545
16,969	7.000%, 8/15/2031	19,300
69,905	7.000%, 10/15/2031	79,970
Semi-Annual Shareholder Report
22

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$12,345	7.000%, 12/15/2031	$14,168
547	7.500%, 7/15/2029	555
21,002	7.500%, 8/15/2029	23,949
49,638	7.500%, 10/15/2029	56,913
59,495	7.500%, 6/15/2030	68,408
6,423	7.500%, 10/15/2030	7,344
7,960	7.500%, 1/15/2031	9,191
10,256	8.000%, 1/15/2022	10,914
4,171	8.000%, 6/15/2022	4,476
154	8.000%, 7/15/2025	160
4,515	8.000%, 8/15/2029	5,272
2,943	8.000%, 10/15/2029	3,450
10,556	8.000%, 11/15/2029	12,384
11,144	8.000%, 1/15/2030	12,940
4,017	8.000%, 10/15/2030	4,719
85,358	8.000%, 11/15/2030	100,764
4,594	8.500%, 5/15/2029	5,382
568	9.500%, 10/15/2020	600
	TOTAL	109,083,406
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,037,894,402)	2,023,880,900
	U.S. TREASURIES—2.5%
23,000,000	United States Treasury Notes, 2.250%, 11/15/2027	21,841,320
40,000,000	United States Treasury Notes, 2.250%, 8/15/2027	38,033,812
	TOTAL U.S. TREASURIES (IDENTIFIED COST $59,962,757)	59,875,132
	INVESTMENT COMPANY—4.8%
113,964,372	Federated Government Obligations Fund, Premier Shares, 1.79%[1] (IDENTIFIED COST $113,964,372)	113,964,372
	TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $2,426,534,911)[2]	2,408,198,216
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[3]	(23,006,765)
	TOTAL NET ASSETS—100%	$2,385,191,451
Semi-Annual Shareholder Report
23

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 12/31/2017	80,524,558
Purchases/Additions	961,356,578
Sales/Reductions	(927,916,764)
Balance of Shares Held 06/30/2018	113,964,372
Value	$113,964,372
Change in Unrealized Appreciation/Depreciation	NA
Net Realized Gain/(Loss)	NA
Dividend Income	$1,270,092
1	7-day net yield.
2	The cost of investments for federal tax purposes amounts to $2,425,005,503.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$111,669,040	$—	$111,669,040
Commercial Mortgage-Backed Securities	—	44,846,211	—	44,846,211
Collateralized Mortgage Obligations	—	53,962,561	—	53,962,561
Mortgage-Backed Securities	—	2,023,880,900	—	2,023,880,900
U.S. Treasuries	—	59,875,132	—	59,875,132
Investment Company	113,964,372	—	—	113,964,372
TOTAL SECURITIES	$113,964,372	$2,294,233,844	$—	$2,408,198,216
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Federated Mortgage Core Portfolio
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2018	Year Ended December 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.80	$9.81	$9.85	$9.97	$9.71	$10.20
Income From Investment Operations:
Net investment income	0.14[1]	0.27[1]	0.23[1]	0.23[1]	0.27[1]	0.24[1]
Net realized and unrealized gain (loss)	(0.23)	0.00[2]	(0.00)[2]	(0.07)	0.29	(0.45)
TOTAL FROM INVESTMENT OPERATIONS	(0.09)	0.27	0.23	0.16	0.56	(0.21)
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.27)	(0.28)	(0.30)	(0.28)
Net Asset Value, End of Period	$9.57	$9.80	$9.81	$9.85	$9.97	$9.71
Total Return[3]	(0.90)%	2.75%	2.30%	1.66%	5.89%	(2.04)%
Ratios to Average Net Assets:
Net expenses	0.03%[4]	0.03%	0.03%	0.03%	0.02%	0.00%[5]
Net investment income	3.01%[4]	2.71%	2.34%	2.31%	2.74%	2.41%
Expense waiver/reimbursement[6]	0.00%[4]	0.00%[7]	0.00%[7]	0.00%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,385,191	$1,787,418	$2,147,397	$1,900,395	$1,864,143	$1,399,693
Portfolio turnover	47%	88%	258%	307%	179%	200%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	47%	46%	42%	46%	40%	67%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The Adviser had voluntarily agreed to reimburse all operating expenses incurred by the Fund.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities–Federated Mortgage Core Portfolio
June 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $113,964,372 of investment in an affiliated holding (identified cost $2,426,534,911)		$2,408,198,216
Income receivable		6,889,214
Receivable for shares sold		1,914,000
TOTAL ASSETS		2,417,001,430
Liabilities:
Payable for investments purchased	$26,080,273
Income distribution payable	5,582,085
Payable for Directors'/Trustees' fees (Note 5)	231
Accrued expenses (Note 5)	147,390
TOTAL LIABILITIES		31,809,979
Net assets for 249,214,674 shares outstanding		$2,385,191,451
Net Assets Consist of:
Paid-in capital		$2,450,821,472
Net unrealized depreciation		(18,336,695)
Accumulated net realized loss		(47,819,110)
Undistributed net investment income		525,784
TOTAL NET ASSETS		$2,385,191,451
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,385,191,451 ÷ 249,214,674 shares outstanding, no par value, unlimited shares authorized		$9.57
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Operations–Federated Mortgage Core Portfolio
Six Months Ended June 30, 2018 (unaudited)
Investment Income:
Interest		$30,717,299
Dividends received from an affiliated holding (see footnotes to Portfolio of Investments)		1,270,092
TOTAL INCOME		31,987,391
Expenses:
Custodian fees	$44,176
Transfer agent fee	64,874
Directors'/Trustees' fees (Note 5)	8,173
Auditing fees	15,809
Legal fees	3,836
Portfolio accounting fees	110,243
Printing and postage	7,892
Miscellaneous (Note 5)	12,422
TOTAL EXPENSES	267,425
Net investment income		31,719,966
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(17,287,948)
Net change in unrealized appreciation of investments		(25,975,413)
Net realized and unrealized loss on investments		(43,263,361)
Change in net assets resulting from operations		$(11,543,395)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Changes in Net Assets–Federated Mortgage Core Portfolio
	Six Months Ended (unaudited) 6/30/2018	Year Ended 12/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,719,966	$52,571,607
Net realized loss	(17,287,948)	(819,475)
Net change in unrealized appreciation/depreciation	(25,975,413)	1,537,084
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(11,543,395)	53,289,216
Distributions to Shareholders:
Distributions from net investment income	(31,452,654)	(54,723,938)
Share Transactions:
Proceeds from sale of shares	756,415,500	170,575,250
Net asset value of shares issued to shareholders in payment of distributions declared	3,225,962	4,857,161
Cost of shares redeemed	(118,872,300)	(533,976,592)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	640,769,162	(358,544,181)
Change in net assets	597,773,113	(359,978,903)
Net Assets:
Beginning of period	1,787,418,338	2,147,397,241
End of period (including undistributed net investment income of $525,784 and $258,472, respectively)	$2,385,191,451	$1,787,418,338
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Notes to Financial Statements–Federated Mortgage Core Portfolio
June 30, 2018 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds, or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform
Semi-Annual Shareholder Report
29

Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report
30

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2018	Year Ended 12/31/2017
Shares sold	78,724,261	17,381,790
Shares issued to shareholders in payment of distributions declared	336,257	494,089
Shares redeemed	(12,303,163)	(54,347,672)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	66,757,355	(36,471,793)
4. FEDERAL TAX INFORMATION
At June 30, 2018, the cost of investments for federal tax purposes was $2,425,005,503. The net unrealized depreciation of investments for federal tax purposes was $16,807,287. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,401,278 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,208,565.
At December 31, 2017, the Fund had a capital loss carryforward of $33,213,744 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$28,178,450	$5,035,294	$33,213,744
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2018, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2018, were as follows:
Purchases	$—
Sales	$44,022,565
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7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of June 30, 2018, the Fund had no outstanding loans. During the six months ended June 30, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2018, there were no outstanding loans. During the six months ended June 30, 2018, the program was not utilized.
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Shareholder Expense Example (unaudited)–Federated Mortgage Core Portfolio
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2018	Ending Account Value 6/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$991.00	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.70	$0.15
1	Expenses are equal to the Fund's annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2018
Federated Mortgage Strategy Portfolio (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other Federated funds.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by the Adviser or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without
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management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
The Board was informed by the Adviser that, for the periods covered by the CCO Fee Evaluation Report, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
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The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information at www.FederatedInvestors.com under the “Managed Accounts” section of the “Products” tab. Click on the appropriate asset class or category under “Find Managed Accounts,” where you will be directed to create a password and login to access this information. After you have logged in, select a product name, then click on the “MAPs” link under “Managed Account Pools,” and select the Fund under “Managed Account Pools Available” to access the “Literature” tab.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Mortgage Strategy Portfolio

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P407
38886 (8/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date August 23, 2018